S-K 1602(c) Dilution	Apr. 13, 2026 USD ($) $ / shares shares
Without Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.12)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	8.55
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	8.43
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 1.57
Net Tangible Book Value	$ (620,220)
Net Tangible Book Value, Proceeds from Offering	351,050,000
Net Tangible Book Value, Adjusted	$ 338,479,541
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,031,250
Number of Shares Used, Adjustment (in Shares) | shares	40,175,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.12)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	8.11
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.99
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.01
Net Tangible Book Value	$ (620,220)
Net Tangible Book Value, Proceeds from Offering	351,050,000
Net Tangible Book Value, Adjusted	$ 250,979,541
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,031,250
Number of Shares Used, Adjustment (in Shares) | shares	31,425,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.12)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.33
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.21
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.79
Net Tangible Book Value	$ (620,220)
Net Tangible Book Value, Proceeds from Offering	351,050,000
Net Tangible Book Value, Adjusted	$ 163,479,541
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,031,250
Number of Shares Used, Adjustment (in Shares) | shares	22,675,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.12)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.58
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.46
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.54
Net Tangible Book Value	$ (620,220)
Net Tangible Book Value, Proceeds from Offering	351,050,000
Net Tangible Book Value, Adjusted	$ 75,979,541
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,031,250
Number of Shares Used, Adjustment (in Shares) | shares	13,925,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.12)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(2.11)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(2.23)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 12.23
Net Tangible Book Value	$ (620,220)
Net Tangible Book Value, Proceeds from Offering	351,050,000
Net Tangible Book Value, Adjusted	$ (11,520,459)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,031,250
Number of Shares Used, Adjustment (in Shares) | shares	5,175,000
With Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.12)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	8.55
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	8.43
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 1.57
Net Tangible Book Value	$ (620,220)
Net Tangible Book Value, Proceeds from Offering	403,550,000
Net Tangible Book Value, Adjusted	$ 389,419,141
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,031,250
Number of Shares Used, Adjustment (in Shares) | shares	46,186,250
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.12)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	8.11
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.99
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.01
Net Tangible Book Value	$ (620,220)
Net Tangible Book Value, Proceeds from Offering	403,550,000
Net Tangible Book Value, Adjusted	$ 288,794,141
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,031,250
Number of Shares Used, Adjustment (in Shares) | shares	36,123,750
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.12)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.34
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.22
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.78
Net Tangible Book Value	$ (620,220)
Net Tangible Book Value, Proceeds from Offering	403,550,000
Net Tangible Book Value, Adjusted	$ 188,169,141
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,031,250
Number of Shares Used, Adjustment (in Shares) | shares	26,061,250
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.12)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.59
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.47
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.53
Net Tangible Book Value	$ (620,220)
Net Tangible Book Value, Proceeds from Offering	403,550,000
Net Tangible Book Value, Adjusted	$ 87,544,141
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,031,250
Number of Shares Used, Adjustment (in Shares) | shares	15,998,750
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.12)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(2.08)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(2.2)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 12.2
Net Tangible Book Value	$ (620,220)
Net Tangible Book Value, Proceeds from Offering	403,550,000
Net Tangible Book Value, Adjusted	$ (13,080,859)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,031,250
Number of Shares Used, Adjustment (in Shares) | shares	5,936,250
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 576,861
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	576,861
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	576,861
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	576,861
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	576,861
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	576,861
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	576,861
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	576,861
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	576,861
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	576,861
Deferred Underwriting Commissions [Member] | Without Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(12,250,000)
Deferred Underwriting Commissions [Member] | Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(12,250,000)
Deferred Underwriting Commissions [Member] | Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(12,250,000)
Deferred Underwriting Commissions [Member] | Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(12,250,000)
Deferred Underwriting Commissions [Member] | Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(12,250,000)
Deferred Underwriting Commissions [Member] | With Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(14,087,500)
Deferred Underwriting Commissions [Member] | With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(14,087,500)
Deferred Underwriting Commissions [Member] | With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(14,087,500)
Deferred Underwriting Commissions [Member] | With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(14,087,500)
Deferred Underwriting Commissions [Member] | With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(14,087,500)
Overallotment Liability [Member] | Without Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(277,100)
Overallotment Liability [Member] | Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(277,100)
Overallotment Liability [Member] | Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(277,100)
Overallotment Liability [Member] | Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(277,100)
Overallotment Liability [Member] | Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(277,100)
Overallotment Liability [Member] | With Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | Without Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(87,500,000)
Amounts paid for redemptions [Member] | Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(175,000,000)
Amounts paid for redemptions [Member] | Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(262,500,000)
Amounts paid for redemptions [Member] | Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(350,000,000)
Amounts paid for redemptions [Member] | With Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(100,625,000)
Amounts paid for redemptions [Member] | With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(201,250,000)
Amounts paid for redemptions [Member] | With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(301,875,000)
Amounts paid for redemptions [Member] | With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (402,500,000)
Alignment shares forfeited if over-allotment is not exercised [Member] | Without Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(656,250)
Alignment shares forfeited if over-allotment is not exercised [Member] | Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(656,250)
Alignment shares forfeited if over-allotment is not exercised [Member] | Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(656,250)
Alignment shares forfeited if over-allotment is not exercised [Member] | Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(656,250)
Alignment shares forfeited if over-allotment is not exercised [Member] | Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(656,250)
Alignment shares forfeited if over-allotment is not exercised [Member] | With Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Alignment shares forfeited if over-allotment is not exercised [Member] | With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Alignment shares forfeited if over-allotment is not exercised [Member] | With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Alignment shares forfeited if over-allotment is not exercised [Member] | With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Alignment shares forfeited if over-allotment is not exercised [Member] | With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares offered and sale of private placement GRAIL securities [Member] | Without Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	35,800,000
Ordinary shares offered and sale of private placement GRAIL securities [Member] | Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	35,800,000
Ordinary shares offered and sale of private placement GRAIL securities [Member] | Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	35,800,000
Ordinary shares offered and sale of private placement GRAIL securities [Member] | Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	35,800,000
Ordinary shares offered and sale of private placement GRAIL securities [Member] | Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	35,800,000
Ordinary shares offered and sale of private placement GRAIL securities [Member] | With Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	41,155,000
Ordinary shares offered and sale of private placement GRAIL securities [Member] | With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	41,155,000
Ordinary shares offered and sale of private placement GRAIL securities [Member] | With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	41,155,000
Ordinary shares offered and sale of private placement GRAIL securities [Member] | With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	41,155,000
Ordinary shares offered and sale of private placement GRAIL securities [Member] | With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	41,155,000
Ordinary shares redeemed [Member] | Without Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(8,750,000)
Ordinary shares redeemed [Member] | Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(17,500,000)
Ordinary shares redeemed [Member] | Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(26,250,000)
Ordinary shares redeemed [Member] | Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(35,000,000)
Ordinary shares redeemed [Member] | With Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(10,062,500)
Ordinary shares redeemed [Member] | With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(20,125,000)
Ordinary shares redeemed [Member] | With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(30,187,500)
Ordinary shares redeemed [Member] | With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(40,250,000)